Cover	Feb. 24, 2022
Entity Addresses [Line Items]
Document Type	8-K
Document Period End Date	Feb. 24, 2022
Entity Registrant Name	NERDWALLET, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40994
Entity Tax Identification Number	45-4180440
Entity Address, Address Line One	55 Hawthorne St.
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	415
Local Phone Number	549-8913
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.0001 par value
Trading Symbol	NRDS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Amendment Flag	false
Entity Central Index Key	0001625278
Entity Ex Transition Period	false
Former Address
Entity Addresses [Line Items]
Entity Address, Address Line One	875 Stevenson St.
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103